BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	3 Months Ended		6 Months Ended
	Feb. 29, 2020 CAD_USD Rand_USD	Feb. 28, 2019 CAD_USD	Feb. 29, 2020 CAD_USD Rand_USD	Feb. 28, 2019 Rand_USD	Aug. 31, 2019 CAD_USD Rand_USD
Rand / USD [Member]
Disclosure Of Basis Of Presentation And Significant Accounting Policies Line Items
Period-end rate | Rand_USD	15.6734		15.6734		14.3314
Period average rate | Rand_USD			14.7357	14.4334
CAD / USD [Member]
Disclosure Of Basis Of Presentation And Significant Accounting Policies Line Items
Period-end rate | CAD_USD	1.3429		1.3429		1.3295
Period average rate | CAD_USD	1.3200	1.3195